Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 24,066	¥ 3,523
Less: Accumulated amortization	[1]	(2,440)	(1,493)
Intangible assets, net		21,626	2,030
Insurance agency license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		12,336
Insurance adjusting license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		3,067
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		2,647
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		5,436	2,943
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB 338 thousand, RMB 424 thousand and RMB 950 thousand, respectively.